DEFERRED VARIABLE PAYMENT OBLIGATION (Details Narrative)											3 Months Ended			6 Months Ended	12 Months Ended
	Aug. 09, 2022 $ / shares	Aug. 27, 2020 USD ($)	Jul. 02, 2020 USD ($)	Jul. 01, 2020 USD ($)	Apr. 22, 2020 USD ($)	Feb. 29, 2020 USD ($)	Dec. 30, 2019 USD ($)	Nov. 18, 2019 USD ($)	May 09, 2019 USD ($)	Feb. 01, 2019 USD ($)	May 31, 2023 USD ($)	May 31, 2021 USD ($) shares	May 31, 2021 USD ($) shares	Aug. 27, 2021	Feb. 28, 2023 USD ($)		Feb. 28, 2022 USD ($)	Aug. 30, 2022 USD ($)	May 31, 2022 USD ($)	Mar. 03, 2021 USD ($)	Mar. 02, 2021 USD ($)	May 31, 2019 USD ($)
Principal amount											$ 32,427,346				$ 31,254,346			$ 3,000,000
Accrued payment											388,227				542,177							$ 604,811
Default on payments											388,226				325,600		$ 0
Aggregate investment																				$ 1,925,000	$ 1,925,000
Exercise price | $ / shares	$ 0.01
Fair value of warrants															21,929
Total payment obligation											$ 2,525,000				$ 2,525,000	[1]	2,525,000
Investor [Member]
Maximum amount of debt		$ 1,925,000	$ 800,000	$ 800,000	$ 100,000		$ 100,000			$ 900,000
Percentage of exchange rate		0.1425	0.0275	0.0275	0.0100		0.0100			0.09
Debt instrument, date of first required payment						Feb. 29, 2020
Description of variable payments terms											These variable payments (Payments) are to be made 30 days after the end of each fiscal quarter. If the Payments would deplete RAD’s available cash by more than 30%, the Payments may be deferred for up to 12 months after the quarterly report at an interest rate of 6% per annum on the unpaid amount.				These variable payments (Payments) are to be made 30 days after the end of each fiscal quarter. If the Payments would deplete RAD’s available cash by more than 30%, the Payments may be deferred for up to 12 months after the quarterly report at an interest rate of 6% per annum on the unpaid amount.
Description of disposition price											The FMV cannot exceed 30% of the share disposition price defined as the total price the third party paid for the shares plus the total value of all future Payments.			The FMV cannot exceed 43.77% of the share disposition price defined as the total price the third party paid for the shares plus the total value of all future Payments. As of March 1, 2021 as a result of the amendment with the first investor noted below. This aggregate asset disposition % was reduced from 43.77 % to 33.77%	The FMV cannot exceed 30% of the share disposition price defined as the total price the third party paid for the shares plus the total value of all future Payments.
Principal amount						$ 109,000		$ 225,000
Advance amount						116,000
Investor [Member] | Series F Preferred Stock [Member]
Purchase of warrant | shares												38	38
Fair value of warrants												$ 33,015,214	$ 33,015,214
Investor [Member] | Agreement [Member]
Maximum amount of debt		$ 900,000
Investor [Member] | Agreement One [Member]
Maximum amount of debt		225,000
Investor [Member] | Agreement Two [Member]
Maximum amount of debt		$ 800,000
Investor One [Member]
Maximum amount of debt						400,000			$ 400,000
Percentage of exchange rate									0.04
Investor Two [Member]
Maximum amount of debt						$ 50,000			$ 50,000
Percentage of exchange rate									0.0111
Investor Four [Member]
Percentage of exchange rate								0.0225
Investor Five [Member]
Description of variable payments terms			If the Payments would deplete RAD’s available cash by more than 20%, the payment may be deferred. The investor had agreed to pay $100,000 per month over an 8 month period with the first payment due July 2020 and the final payment no later than February 28, 2021. As at August 31, 2020 the investor had fully funded the $800,000 commitment	If the Payments would deplete RAD’s available cash by more than 20%, the payment may be deferred. The investor had agreed to pay $100,000 per month over an 8 month period with the first payment due July 2020 and the final payment no later than February 28, 2021. As at August 31, 2020 the investor had fully funded the $800,000 commitment
Investor Eight [Member]
Percentage of assets sold		10.00%
Investor Eight [Member]
Total payment obligation											$ 2,525,000				$ 2,525,000		2,525,000		$ 2,525,000
Deferred payment obligation											$ 2,525,000				$ 2,525,000		$ 2,525,000

[1]	Derived from audited information